Other Real Estate Owned and Repossessed Assets - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Mortgage Loans on Real Estate [Line Items]
Other real estate	$ 8,661	$ 12,409
Residential Mortgage
Mortgage Loans on Real Estate [Line Items]
Other real estate	1,900
Mortgage loans in process of foreclosure	$ 1,200